SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
SUBSEQUENT EVENT
SUBSEQUENT EVENT
10.	SUBSEQUENT EVENT

On January 1, 2026, non-union participants of the Mid-West Materials, Inc. Employees 401(k) Profit Sharing Plan and Trust (EIN:34-0793643) with net assets of approximately $2.3 million (unaudited) merged into the Plan. Participant balances transferred into the Plan and eligible employees of Mid-West Materials, Inc. not covered by a collective bargaining agreement became eligible to participate in the Plan and were credited with prior service for vesting.